Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current (Tables)	6 Months Ended
Jun. 30, 2014
Accrued Charter Revenue and Unearned Revenue Disclosure [Abstract]
Schedule of the maturities of the net accrued charter revenue [Table Text Block]
Year ending December 31,	Amount
2014	(1,725)
2015	(4,425)
2016	(9,431)
2017	(11,314)
2018	(3,954)
2019 and thereafter	8,832
(22,017)

Schedule of Unearned Revenue, Current and Non-Current [Table Text Block]

	2013	2014
Hires collected in advance	7,196	5,349
Charter revenue resulting from varying charter rates	27,569	32,488
Total	34,765	37,837
Less current portion	(9,601)	(9,682)
Non-current portion	25,164	28,155